Pension Benefits (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive (income) loss:
Net loss (gain) arising during the period	$ 12,052	$ 5,711	$ (13,524)
Amortization of net actuarial (gain) loss	(319)	1,026	(1,394)
Other loss (gain)		390	(785)
Total loss (income)	$ 11,733	$ 7,127	$ (15,703)